Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Obligations Under Non-cancellable Operating Leases

The Company’s lease obligations under non-cancellable operating leases are as follows:

Year ended December 31, 2018	Amount
Within 1 year	5,341
2 – 3 years	9,679
4 – 5 years	8,421
After 5 years	21,763

Total	45,204